UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2003
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          JGD Management Corp.
          ------------------------------------------
Address:       390 Park Avenue
          ------------------------------------------
               New York, NY  10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:  28-05440
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
      -------------------------------------------
Title:      Chief Financial Officer
      -------------------------------------------
Phone:      (212) 651-0500
      -------------------------------------------

Signature, Place and Date of Signing:

 /s/ Adam J. Semler           New York, NY          2/13/04
---------------------   ------------------------  -----------
    [Signature]               [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        --------------           -----------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          -----------------------

Form 13F Information Table Entry Total:      68,873,002
                                          -----------------------

Form 13F Information Table Value Total:  $1,386,628,093
                                          -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No. Form 13F File Number Name

               28-
     ----         -------------           ----------------------
     [Repeat as necessary.]


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                                                                                                        Item 5:
                   Item 1:                    Item 2:            Item 3:             Item 4:           Shares of
               Name of Issuer             Title of Class          CUSIP            Fair Market         Principal
                                                                 Number               Value              Amount

------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO PARTS COM                        COMMON            00751Y10            1,151,484            14,146
ALCAN ALUMINIUM NEW COM                       COMMON            013716105          21,955,698           467,640
BLOCKBUSTER INC                               COMMON            093679108           6,846,130           381,400
COMMSCOPE INC                                 COMMON            20337210           10,175,223           623,100
DOLLAR GEN CORP COM                           COMMON            256669102          12,952,929           617,100
ELAN PLC ADR                                  COMMON            28413120           26,486,848         3,844,245
GENESIS HEALTHCARE CORP                       COMMON            37184D10            3,171,363           139,217
GLOBIX CORP                                   COMMON            37957F20            4,694,532         1,173,633
GRUPO TMM S A SP ADR A SHS                    COMMON            40051D10            1,359,768           320,700
HUGHES ELECTRONICS CORP                       COMMON            44441810           20,081,935         1,213,410
ICO GLOBAL COM HLDG LTD                       COMMON            44930K108             542,895         1,064,500
INCO LTD                                      COMMON            453258402           5,973,000           150,000
KMART HOLDING CORP                            COMMON            498780105          20,580,427           859,308
LAIDLAW INTERNATIONAL                         COMMON            50730R102             518,625            37,500
LIBERTY MEDIA CORP - A                        COMMON            53071810           23,780,000         2,000,000
MCDONALDS CORP                                COMMON            580135101          24,830,000         1,000,000
MOORE WALLACE INC                             COMMON            615857109          37,836,473         2,020,100
NEIGHBORCARE INC                              COMMON            64015Y104          15,516,607           785,651
NEWS CORP LTD-ADR                             COMMON            652487802           3,896,321           128,804
NEXTWAVE                                      COMMON            65332M103          26,519,622         8,287,382
NRG WHEN ISSUED                               COMMON            629377508           4,441,145           202,792
PENNEY J C INC COM                            COMMON            708160106          45,990,000         1,750,000
PHELPS DODGE CORP                             COMMON            71726510           15,218,000           200,000
PMI GROUP INC COM                             COMMON            69344M10           23,272,473           625,100
SIRIUS SATELLITE RADIO COM                    COMMON            82966U10            6,320,000         2,000,000
SUPERIOR ESSEX INC - W/I                      COMMON            86815V105           8,352,159           576,011
UNITEDGLOBALCOM                               COMMON            913247508          18,426,523         2,172,939
YELLOW CORP                                   COMMON            98550910            8,138,250           225,000
ABOVENET INC WHEN ISSUED STOCK                COMMON            00374N107           1,742,850            46,476
ALLIANCE BANCORP OF NEW ENGLAND               COMMON            01852Q109             711,180            18,000
ALLSTREAM INC - CL B LTD VOTING               COMMON            02004C204           3,512,687            61,250
BOISE CASCADE CORP COM                        COMMON            09738310           60,938,870         1,854,500
DADE BEHRING INC                              COMMON                               26,887,202           752,300
FEDERAL HOME LN MTG CP COM                    COMMON            31340030           55,753,920           956,000
FRANKLIN BANK CORP CL A 144A                  COMMON            35244810            5,130,000           300,000
GEMSTAR-TV GUIDE INTL COM                     COMMON            36866W106          12,892,827         2,553,035
GENTEK INC                                    COMMON            37245X203          10,637,700           300,500
IMPSAT FIBER NETWORKS                         COMMON            45321T202           7,374,309           963,962
KINDER MORGAN INC KANS COM                    COMMON            49455P10           48,757,500           825,000
MANITOWOC INC COM                             COMMON            56357110            9,210,240           295,200
MARINER HEALTH CARE INC                       COMMON            56845X10           15,320,100           687,000
MOTIENT CORP                                  COMMON            61990830            9,296,934         2,267,545
NTL INCORPORATED                              COMMON            62940M10           64,058,260           918,398
PG&E CORP                                     COMMON            69331C108          90,667,800         3,264,955
POSCO SPONSORED ADR                           COMMON            69348310           20,619,790           607,000
R H DONNELLEY CORP COM NEW                    COMMON            74955W307          14,940,000           375,000
RAINIER PACIFIC FINANCIAL GR                  COMMON            75087U10               82,784             5,200
RIVER BANK AMERICA-N.Y.                       COMMON            74925410              639,000           127,800
SCO GROUP INC                                 COMMON            78403A10               85,000             5,000
SOVEREIGN BANCORP INC COM                     COMMON            84590510            7,467,000           314,400
SPORTS AUTHORITY INC                          COMMON            84917U10            6,992,640           182,100
TIME WARNER INC COM                           COMMON            00184A105          58,337,630         3,242,781
TYCO INTL LTD NEW COM                         COMMON            902124106          48,019,351         1,812,051
CONSOL ENERGY INC                             COMMON            20854P109          29,100,630         1,203,500
CONSOL ENERGY INC - OPT                       CALL OPTION       0                           0           330,242
TXU PFD STOCK SER C 8.75% 11/16/2005          PREFERRED         87316850            4,597,750           132,500
GUCCI GROUP NV                                COMMON            401566104          35,520,360           415,200
IGEN INC COM                                  COMMON                               33,820,231           574,100
FLEET BOSTON FINANCIAL CORP                   COMMON            339030108          48,058,650         1,101,000
CONCORD EFS INC COM                           COMMON            20619710           34,175,036         2,302,900
FIRST DATA CORP COM                           COMMON            319963104          30,817,500           750,000
MID ATLANTIC MEDICAL SVCS                     COMMON            59523C10            1,296,000            20,000
WELLPOINT HEALTH NETWORKS INC                 COMMON            94973H108          55,458,882           571,800
ADELPHIA COMMUNICATION PFD CV E 7.5%          PREFERRED         00684850               50,000            25,000
INTERMEDIA COMMUNICATN PFD B EXCH13.5         PREFERRED         45880140              200,000             5,000
LIBERTY GROUP PUBG INC PFD SREX14.75%         PREFERRED         530553304           1,719,328           107,458
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C    PREFERRED         564621495             793,539           264,513
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D     PREFERRED         564623053             270,000            90,000
MCI CAP 8% (WORLDCOM)                         PREFERRED         55267Y20              164,765            15,500
SUPERIOR ESSEX INC PFD                        PREFERRED         86815U206             174,549           174,549
GUCCI GRP N V  CLL OPT 90.0000 01172004       CALL OPTION       4H799229            2,833,550             2,500
SCHERING-PLOUG CLL OPT 15.0000 01222005       CALL OPTION       8T099C15            1,700,000             5,000
SPX CORP COM                                  COMMON            784635104           1,515,298            25,766
ACCREDO HEALTH INC COM                        COMMON            00437V10              907,523            28,710
JOHNSON & JOHNSON COM                         COMMON            478160104          14,492,593           280,538
AMGEN INC COM                                 COMMON            03116210            1,830,578            29,621
MATTEL INC COM                                COMMON            577081102             439,356            22,800
BANKAMERICA CORP COM                          COMMON            629525957           4,792,180            59,582
NEWMONT MINING CORP COM                       COMMON            65163910            3,496,809            71,936
PFIZER INC COM                                COMMON            717081103          17,402,004           492,556
PNC BANK CORP COM                             COMMON            693475105           4,840,868            88,450
CHEVRON CORPORATION COM                       COMMON            166751107          16,096,962           186,329
VIACOM CLASS B                                COMMON            925524308           3,948,489            88,970
DEUTSCHE TELEKOM AG SPONSORED ADR             COMMON                                1,788,180            98,631
WALT DISNEY CO                                COMMON                                5,235,252           224,400
WASHINGTON MUTUAL INC                         COMMON            939322103           9,025,215           224,955
WELLS FARGO & CO-NEW                          COMMON            949746101          12,425,790           211,000
DEUTSCHE TELEKOM AG-REG                       COMMON            5842359             1,268,490            69,308
BRADLEES INC WARRANTS                         WARRANTS          104499116                   0            25,000
DIVA SYSTEMS WARRANTS                         WARRANTS          255013153                   0            10,611
THERMADYNE HOLDINGS WARRANTS @ 13.85          WARRANTS          0                           0           149,118
THERMADYNE HOLDINGS WARRANTS @ 20.78          WARRANTS          0                           0            90,217
WTS BESTEL S A DE C V                         WARRANTS          08658T112                   0            15,305
NEXTWAVE WARRANTS                             WARRANTS          0                      24,671            24,671
WTS MOTIENT CORP EXP                          WARRANTS          61990830              617,969           312,500
GUCCI GROUP NV ORDS                           COMMON            4655053            11,667,978           136,135
ELAN CORP ORDS                                COMMON            0307295            14,957,114         2,200,000
------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                                  $1,386,628,093        68,873,002
------------------------------------------------------------------------------------------------------------------
                                   [table continued]

                                   [table continued]

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                                                             Item 6:                                                 Item 8:
                                                      Investment Discretion                                 Voting Authority Shares
                   Item 1:                   ----------------------------------------     Item 7:     ------------------------------
               Name of Issuer                            (b) Shared-                     Managers
                                              (a) Sole     as defined   (c) Shared -   See Instr. V   (a) Sole   (b) Shared (c) None
                                                          by Instr. V      Other
------------------------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO PARTS COM                            X                                                       X
ALCAN ALUMINIUM NEW COM                           X                                                       X
BLOCKBUSTER INC                                   X                                                       X
COMMSCOPE INC                                     X                                                       X
DOLLAR GEN CORP COM                               X                                                       X
ELAN PLC ADR                                      X                                                       X
GENESIS HEALTHCARE CORP                           X                                                       X
GLOBIX CORP                                       X                                                       X
GRUPO TMM S A SP ADR A SHS                        X                                                       X
HUGHES ELECTRONICS CORP                           X                                                       X
ICO GLOBAL COM HLDG LTD                           X                                                       X
INCO LTD                                          X                                                       X
KMART HOLDING CORP                                X                                                       X
LAIDLAW INTERNATIONAL                             X                                                       X
LIBERTY MEDIA CORP - A                            X                                                       X
MCDONALDS CORP                                    X                                                       X
MOORE WALLACE INC                                 X                                                       X
NEIGHBORCARE INC                                  X                                                       X
NEWS CORP LTD-ADR                                 X                                                       X
NEXTWAVE                                          X                                                       X
NRG WHEN ISSUED                                   X                                                       X
PENNEY J C INC COM                                X                                                       X
PHELPS DODGE CORP                                 X                                                       X
PMI GROUP INC COM                                 X                                                       X
SIRIUS SATELLITE RADIO COM                        X                                                       X
SUPERIOR ESSEX INC - W/I                          X                                                       X
UNITEDGLOBALCOM                                   X                                                       X
YELLOW CORP                                       X                                                       X
ABOVENET INC WHEN ISSUED STOCK                    X                                                       X
ALLIANCE BANCORP OF NEW ENGLAND                   X                                                       X
ALLSTREAM INC - CL B LTD VOTING                   X                                                       X
BOISE CASCADE CORP COM                            X                                                       X
DADE BEHRING INC                                  X                                                       X
FEDERAL HOME LN MTG CP COM                        X                                                       X
FRANKLIN BANK CORP CL A 144A                      X                                                       X
GEMSTAR-TV GUIDE INTL COM                         X                                                       X
GENTEK INC                                        X                                                       X
IMPSAT FIBER NETWORKS                             X                                                       X
KINDER MORGAN INC KANS COM                        X                                                       X
MANITOWOC INC COM                                 X                                                       X
MARINER HEALTH CARE INC                           X                                                       X
MOTIENT CORP                                      X                                                       X
NTL INCORPORATED                                  X                                                       X
PG&E CORP                                         X                                                       X
POSCO SPONSORED ADR                               X                                                       X
R H DONNELLEY CORP COM NEW                        X                                                       X
RAINIER PACIFIC FINANCIAL GR                      X                                                       X
RIVER BANK AMERICA-N.Y.                           X                                                       X
SCO GROUP INC                                     X                                                       X
SOVEREIGN BANCORP INC COM                         X                                                       X
SPORTS AUTHORITY INC                              X                                                       X
TIME WARNER INC COM                               X                                                       X
TYCO INTL LTD NEW COM                             X                                                       X
CONSOL ENERGY INC                                 X                                                       X
CONSOL ENERGY INC - OPT                           X                                                       X
TXU PFD STOCK SER C 8.75% 11/16/2005              X                                                       X
GUCCI GROUP NV                                    X                                                       X
IGEN INC COM                                      X                                                       X
FLEET BOSTON FINANCIAL CORP                       X                                                       X
CONCORD EFS INC COM                               X                                                       X
FIRST DATA CORP COM                               X                                                       X
MID ATLANTIC MEDICAL SVCS                         X                                                       X
WELLPOINT HEALTH NETWORKS INC                     X                                                       X
ADELPHIA COMMUNICATION PFD CV E 7.5%              X                                                       X
INTERMEDIA COMMUNICATN PFD B EXCH13.5             X                                                       X
LIBERTY GROUP PUBG INC PFD SREX14.75%             X                                                       X
LORAL PREFERRED STOCK 6.00% 11/01/06 SER C        X                                                       X
LORAL PREFERRED STOCK 6.00% 2/15/07 SER D         X                                                       X
MCI CAP 8% (WORLDCOM)                             X                                                       X
SUPERIOR ESSEX INC PFD                            X                                                       X
GUCCI GRP N V  CLL OPT 90.0000 01172004           X                                                       X
SCHERING-PLOUG CLL OPT 15.0000 01222005           X                                                       X
SPX CORP COM                                      X                                                       X
ACCREDO HEALTH INC COM                            X                                                       X
JOHNSON & JOHNSON COM                             X                                                       X
AMGEN INC COM                                     X                                                       X
MATTEL INC COM                                    X                                                       X
BANKAMERICA CORP COM                              X                                                       X
NEWMONT MINING CORP COM                           X                                                       X
PFIZER INC COM                                    X                                                       X
PNC BANK CORP COM                                 X                                                       X
CHEVRON CORPORATION COM                           X                                                       X
VIACOM CLASS B                                    X                                                       X
DEUTSCHE TELEKOM AG SPONSORED ADR                 X                                                       X
WALT DISNEY CO                                    X                                                       X
WASHINGTON MUTUAL INC                             X                                                       X
WELLS FARGO & CO-NEW                              X                                                       X
DEUTSCHE TELEKOM AG-REG                           X                                                       X
BRADLEES INC WARRANTS                             X                                                       X
DIVA SYSTEMS WARRANTS                             X                                                       X
THERMADYNE HOLDINGS WARRANTS @ 13.85              X                                                       X
THERMADYNE HOLDINGS WARRANTS @ 20.78              X                                                       X
WTS BESTEL S A DE C V                             X                                                       X
NEXTWAVE WARRANTS                                 X                                                       X
WTS MOTIENT CORP EXP                              X                                                       X
GUCCI GROUP NV ORDS                               X                                                       X
ELAN CORP ORDS                                    X                                                       X
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COLUMN TOTALS
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